AST MANAGED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 99.0%
Affiliated Mutual Funds — 97.5%
AST AQR Emerging Markets Equity Portfolio*	426,423	$ 4,652,276
AST ClearBridge Dividend Growth Portfolio*	106,936	2,213,573
AST Cohen & Steers Global Realty Portfolio*	14,919	218,560
AST International Growth Portfolio*	345,127	6,384,851
AST International Value Portfolio*	274,422	5,419,831
AST Loomis Sayles Large-Cap Growth Portfolio*	83,697	4,869,490
AST MFS Global Equity Portfolio*	96,935	2,178,140
AST Mid-Cap Growth Portfolio*	200,398	2,226,421
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	106,042	3,515,295
AST QMA US Equity Alpha Portfolio*	126,380	4,073,236
AST Small-Cap Growth Portfolio*	18,278	881,200
AST Small-Cap Value Portfolio*	34,119	911,667
AST T. Rowe Price Large-Cap Value Portfolio*	243,277	3,924,061
AST T. Rowe Price Natural Resources Portfolio*	4,671	97,065

Total Affiliated Mutual Funds (cost $35,950,914)(w)		41,565,666
Exchange-Traded Funds — 1.5%
SPDR S&P 500 ETF Trust	1,300	385,801
Vanguard FTSE Developed Markets ETF	5,400	221,832
Vanguard FTSE Emerging Markets ETF	700	28,182

Total Exchange-Traded Funds (cost $526,066)		635,815

Total Long-Term Investments (cost $36,476,980)		42,201,481

	Shares	Value
Short-Term Investment — 1.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $437,397)(w)	437,397	$ 437,397

TOTAL INVESTMENTS—100.0% (cost $36,914,377)		42,638,878

Other assets in excess of liabilities — 0.0%		15,681

Net Assets — 100.0%		$ 42,654,559

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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